INCOME TAXES	12 Months Ended
Dec. 31, 2022
ESG [Member]
INCOME TAXES

NOTE 15: INCOME TAXES

The company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled. ESG Inc, ESG China Limited and Hainan ESG Tech are holding companies without operations.

In China the Corporate Income Tax Law generally applies an income tax rate of 25% to all enterprises. In corporate income tax article 86, “Regulations for the Implementation of the Enterprise Income Tax Law” article 27(1) of stipulate: the income of an enterprise engaged in agriculture, forestry, animal husbandry, and fishery projects may be exempted or reduced from income tax. Refer to: (1) Enterprises are exempted from enterprise income tax on income derived from the following items: 1. Planting of vegetables, grains, potatoes.. Funan Allied Untied Farmer Products, Anhui Allied United Mushroom Technology and Anhui Allied United Mushroom are engaged in agricultural production in China, and their income tax are exempted. Net income and net loss were not offset among the operating subsidiaries. Net income of $1,570,354 and $1,677,348 were exempt from income tax for the years ended December 31, 2022 and 2021, respectively. The estimated tax savings as the result of the tax break for the years ended December 31, 2022 and 2021 amounted to $392,589 and $419,337, respectively.

There were no uncertain tax positions as of December 31, 2022 and 2021.

As of December 31, 2022, the Company had net operating loss (“NOL”) carryforwards of $7,188,204 in PRC. The NOL carryforwards will begin to expire in the PRC in the calendar year 2023 through 2027, if not utilized. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized and thus provided a 100% valuation allowance as of December 31, 2022 and 2021 and no deferred tax asset benefit has been recorded. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2022 and 2021:

	2022	2021
US federal statutory rates	(21%)	(21%)
Tax rate difference between PRC and U.S.	(4%)	(4%)
Effect of income tax exemption on certain income	(40.93%)	(34.33%)
Change in valuation allowance	65.93%	59.33%
Effective tax rate	$-	$-

The provision for income tax expense (benefit) for the years ended December 31, 2022 and 2021 consisted of the following:

	2022	2021
Income tax expense - current	$-	$-
Income tax benefit -deferred	(632,368)	(724,667)
Increase in valuation allowance	632,368	724,667
Total income tax expense	$-	$-

The Company’s net deferred tax asset as of December 31, 2022 and 2021 is as follows:

	2022	2021
Deferred tax asset
Net operating loss	$(1,797,051)	$(1,164,684)
Less: valuation allowance	1,797,051	1,164,683
Net deferred tax asset	$-	$-